Property, plant & equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant & equipment
Schedule of changes in the carrying value of property, plant and equipment including right of use assets

	Land and	Plant and	Right-of-use	Construction
in 000€	buildings	equipment	assets	in progress	Total
Acquisition value
At January 1, 2022	47,161	103,268	20,207	1,781	172,417
Additions	773	3,555	2,871	17,280	24,479
Acquired from business combinations	—	62	155	—	217
Disposals	(18)	(4,227)	(1,293)	(38)	(5,576)
Transfers	5	3,167	(329)	(3,060)	(217)
Currency Translation	38	52	8	(8)	90
At December 31, 2022	47,959	105,877	21,619	15,955	191,410
Additions	142	3,850	3,965	8,325	16,282
Disposals	—	(4,299)	(3,313)	—	(7,612)
Transfers	40	15,031	(4,433)	(11,585)	(947)
Currency Translation	458	586	(74)	(153)	817
At December 31, 2023	48,599	121,045	17,764	12,543	199,951
Additions	107	4,189	3,149	23,466	30,911
Acquired from business combinations	—	38	36	—	74
Disposals	(166)	(4,312)	(1,777)	(133)	(6,388)
Transfers	(50)	10,885	(1,819)	(9,349)	(333)
Currency Translation	175	561	71	1	808
At December 31, 2024	48,666	132,406	17,424	26,528	225,024
Depreciation
At January 1, 2022	(9,586)	(58,173)	(11,151)	—	(78,910)
Depreciation charge for the year	(1,416)	(10,222)	(3,302)	—	(14,940)
Disposals	—	3,898	1,203	—	5,101
Transfers	—	—	—	—	—
Currency Translation	(43)	27	51	—	35
At December 31, 2022	(11,045)	(64,470)	(13,199)	—	(88,714)
Depreciation charge for the year	(1,352)	(10,433)	(3,296)	—	(15,081)
Impairment	—	(160)	—	—	(160)
Disposals	—	3,996	3,024	—	7,020
Transfers	—	(2,935)	3,802	—	867
Currency Translation	(33)	(356)	8	—	(381)
At December 31, 2023	(12,430)	(74,358)	(9,661)	—	(96,449)
Depreciation charge for the year	(1,358)	(10,824)	(3,191)	—	(15,373)
Impairment	—	—	—	—	—
Disposals	139	3,976	1,627	—	5,742
Transfers	—	(1,232)	1,565	—	333
Currency Translation	(32)	(150)	(45)	—	(227)
At December 31, 2024	(13,681)	(82,588)	(9,705)	—	(105,974)
Net book value
At December 31, 2024	34,986	49,818	7,719	26,528	119,050
At December 31, 2023	36,169	46,688	8,102	12,544	103,503
At December 31, 2022	36,914	41,407	8,420	15,955	102,696
At January 1, 2022	37,575	45,095	9,056	1,781	93,507

Schedule of carrying value of right-of-use assets

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2022	8,121	4,888	7,197	20,206
Additions	1,934	877	60	2,871
Acquired from business combinations	155	—	—	155
Disposals	(546)	(680)	(65)	(1,291)
Currency Translation	11	2	(5)	8
Transfers	(284)	(407)	(782)	(1,473)
At December 31, 2022	9,391	4,680	6,405	20,476
Additions	1,739	1,980	246	3,965
Disposals	(2,607)	(676)	(30)	(3,313)
Currency Translation	(112)	2	36	(74)
Transfers	(236)	(909)	(2,145)	(3,290)
At December 31, 2023	8,175	5,077	4,512	17,764
Additions	1,822	739	589	3,150
Acquired from business combinations	36	—	—	36
Disposals	(1,123)	(430)	(224)	(1,777)
Currency Translation	48	7	16	71
Transfers	(345)	(1,384)	(89)	(1,818)
At December 31, 2024	8,613	4,010	4,803	17,426
Depreciation
At January 1, 2022	(3,702)	(2,798)	(4,652)	(11,152)
Depreciation charge for the year	(1,663)	(1,188)	(455)	(3,306)
Disposals	467	671	65	1,203
Currency Translation	47	(2)	6	51
Transfers	283	407	458	1,148
At December 31, 2022	(4,569)	(2,909)	(4,578)	(12,055)
Depreciation charge for the year	(1,735)	(1,185)	(376)	(3,296)
Disposals	2,360	627	36	3,023
Currency Translation	45	(3)	(34)	8
Transfers	235	909	1,515	2,659
At December 31, 2023	(3,664)	(2,561)	(3,437)	(9,662)
Depreciation charge for the year	(1,851)	(1,073)	(266)	(3,191)
Disposals	953	454	220	1,627
Currency Translation	(29)	(3)	(14)	(46)
Transfers	345	1,334	(114)	1,565
At December 31, 2024	(4,246)	(1,849)	(3,611)	(9,707)
Net book value
At December 31, 2024	4,368	2,160	1,191	7,719
At January 1, 2024	4,511	2,516	1,075	8,100

Schedule of amounts related to leases recognized in profit & loss

	As of December 31,
(in 000€)	2024	2023	2022
Depreciation expense	(3,191)	(3,296)	(3,306)
Interest expense on lease liabilities	(365)	(325)	304
Expenses related to short-term leases/ low-value assets/ variable lease payments	(901)	(689)	645

Schedule of potential future cash flows beyond the period

	As of December 31,
(in 000€)	2024	2023	2022
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	817	1,089	1,430
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,259	1,838	1,571